Related-party Transactions (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Operating Leases Rent Expense, Net, Related Party	$ 373	$ 828	$ 705
Related Parties Amount in Cost of Sales	8	31	348
Accounts Payable, Related Parties		0
Other Accrued Liabilities [Member]
Related Party Transaction [Line Items]
Operating Leases, Future Minimum Payments Due		$ 206
Unrelated Third Parties [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Line Of Credit Facility, Credit Terms	150 days
Unrelated Third Parties [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Line Of Credit Facility, Credit Terms	15 days
INX and its affiliates [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Line Of Credit Facility, Credit Terms	120 days
INX and its affiliates [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Line Of Credit Facility, Credit Terms	30 days
Other Related Parties [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Line Of Credit Facility, Credit Terms	90 days
Other Related Parties [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Line Of Credit Facility, Credit Terms	45 days